DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net losses recognized from currency transactions	$ 1,520	$ 1,272	$ 1,200
Unrealized gain (loss) on forward contracts, net	(1,214)	173
Outstanding hedge transactions	33,711	62,439
Gain or loss on the derivative instruments of other comprehensive loss to cost of revenues	(503)	70
Gain (loss) on derivative instruments reclassified from OCI to operating expenses	(3,674)	700
Non-designated hedge transactions	$ 11,944	$ 22,275